Income taxes	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income taxes

Note   27.               Income taxes

The components of income before income taxes are as follows:

Income / (Loss)	12 months ended December 31,
USD'000	2022	2021	2020
France	2,879	(4,429)	(8,806)
Foreign	(354)	(392)	(390)
Income/(loss) before income tax	2,525	(4,821)	(9,196)

The components of income taxes relating to the Group are as follows:

Income taxes	12 months ended December 31,
USD'000	2022	2021	2020
France	(3,250)	—	—
Foreign	5	6	5
Income tax expense / (income)	(3,245)	6	5

The difference between the income tax recovery (expense) at the local statutory rate compared to the Group’s income tax recovery (expense) as reported is reconciled below:

	12 months ended December 31,
USD'000	2022	2021	2020
Net income/(loss) before income tax	2,525	(4,821)	(9,196)
Statutory tax rate	25%	26.5%	28%
Expected income tax (expense)/recovery	(631)	1,278	2,575
Change in valuation allowance	2,185	660	(1,940)
Change in tax loss carryforwards	(41)	(382)	(635)
Add back of loss carryforwards used for the debt remission	1,342	—	—
Permanent difference	390	(1,562)	(5)
Income tax (expense) / recovery	3,245	(6)	(5)

The Group assesses the recoverability of its deferred tax assets and, to the extent recoverability does not satisfy the “more likely than not” recognition criterion under ASC 740, records a valuation allowance against its deferred tax assets. The Group considered its recent operating results and anticipated future taxable income in assessing the need for its valuation allowance.

In the years up until and including 2021, the Group recorded a valuation allowance for the full amount of its deferred tax assets. However, in view of the Group’s income before income tax in the year ended December 31, 2022, and of the anticipated future taxable income per management’s forecast, the Group assessed that the recoverability of its deferred tax assets partially satisfied the “more likely than not” recognition criterion under ASC 740 as at December 31, 2022 and, therefore, partially reversed the valuation allowance previously recorded.

The Group’s deferred tax assets and liabilities consist of the following:

Deferred income tax assets/(liabilities)	As at December 31,	As at December 31,
USD'000	2022	2021
France	3,296	—
Foreign	—	—
Deferred income tax assets/(liabilities)	3,296	—

Deferred tax assets and liabilities	As at December 31,	As at December 31,
USD'000	2022	2021
Defined benefit accrual	(29)	161
Tax loss carryforwards	3,599	3,640
Add back loss carryforwards used for the debt remission	1,342	—
Valuation allowance	(1,616)	(3,801)
Deferred tax assets / (liabilities)	3,296	—

As of December 31, 2022, the Group’s operating cumulated loss carry-forwards of all jurisdictions are as follows:

Operating loss-carryforward
USD'000	France	Total	Expiration date
As of December 31, 2022	14,396	14,396	None

In France, operating losses may be carried forward indefinitely, but may be offset against the taxable profits of a given fiscal year only up to an amount of €1 million, plus 50% of the taxable result in excess of that threshold.

The following tax years remain subject to examination:

Significant jurisdictions	Open years
France	2020 - 2022
Japan	2022
Taiwan	2022

As at December 31, 2020, the Group had a tax provision of USD 118,294, initially recorded in 2019 following a tax audit started in 2018 in relation to prior years, which was neither utilized nor released. There was no additional accrual in the year 2020. In 2021, the Group had decrease its tax provision to USD 47,368.

As at December 31, 2022, the Group had decrease its tax provision to USD 39,901. Although the final conclusions have not yet been communicated formally, management believes that it is more probable than not that the entity will have to pay additional taxes and has calculated the provision based on preliminary discussions with the tax authorities.

The Group has no unrecognized tax benefits.

Note 28.      Income taxes

The components of income before income taxes are as follows:

Income / (Loss)	12 months ended December 31,
USD'000	2021	2020
France	(4,429)	(8,806)
Foreign	(392)	(390)
Income/(loss) before income tax	(4,821)	(9,196)

Income taxes relating to the Group are as follows:

Income taxes	12 months ended December 31,
USD'000	2021	2020
France	—	—
Foreign	6	5
Income tax expense / (income)	6	5

Income tax at the local statutory rate compared to the Group’s income tax expenses as reported are as follows:

	12 months ended December 31,
USD'000	2021	2020
Net income / (loss) before income tax	(4,821)	(9,196)
Statutory tax rate	26.5%	28%
Expected income tax (expense) / recovery	1,278	2,575
Income tax (expense) / recovery	(6)	(5)
Change in valuation allowance	660	(1,940)
Permanent differences	(1,556)	—
Change of tax loss carryforwards	(382)	(635)
Income tax (expense) / recovery	(6)	(5)

The Group assesses the recoverability of its deferred tax assets and, to the extent recoverability does not satisfy the “more likely than not” recognition criterion under ASC 740, records a valuation allowance against its deferred tax assets. The Group considered its recent operating results and anticipated future taxable income in assessing the need for its valuation allowance.

The Group’s deferred tax assets and liabilities consist of the following:

Deferred tax assets and liabilities	As at December 31,	As at December 31,
USD'000	2021	2020
Defined benefit accrual	161	284
Tax loss carry-forwards	3,640	4,177
Valuation allowance	(3,801)	(4,461)
Deferred tax assets / (liabilities)	—

As of December 31, 2021, the Group’s operating cumulated loss carry-forwards of all jurisdictions are as follows:

Operating loss-carryforward
USD'000	France	Total	Expiration date
As of December 31, 2020	14,917	14,917	None
As of December 31, 2021	13,736	13,736	None

In France, operating losses may be carried forward indefinitely, but may be offset against the taxable profits of a given fiscal year only up to an amount of €1 million, plus 50% of the taxable result in excess of that threshold.

The following tax years remain subject to examination:

Significant jurisdictions	Open years
France	2019 - 2021
Japan	2017 - 2021
Taiwan	2021

As at December 31, 2020, the Group had a tax provision of USD 118,294, initially recorded in 2019 following a tax audit started in 2018 in relation to prior years, which was neither utilized nor released. There was no additional accrual in the year 2020.

As at December 31, 2021, the Group had decrease its tax provision to USD 47,368. Although the final conclusions have not yet been communicated formally, management believes that it is more probable than not that the entity will have to pay additional taxes and has calculated the provision based on preliminary discussions with the tax authorities.

The Group has no unrecognized tax benefits.